Organization and Reorganization - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 CNY (¥)
Organization and Reorganization
Variable interest entity registered capital	¥ 40,100		¥ 40,100
Incurred recurring operating losses including net losses	101,900		163,500	¥ 251,300
Net cash used in operating activities	(92,255)	$ (14,476)	(88,854)	(161,806)
Accumulated deficit	(983,600)		(881,700)		$ (154,355)
Cash and cash equivalents	¥ 63,461		¥ 109,916	¥ 193,920	$ 10,000	$ 17,248	¥ 578,558